Annual Total Returns - Fidelity Advisor® International Capital Appreciation Fund [BarChart] - 10.31 Fidelity Advisor International Capital Appreciation Fund - AMCIZ PRO-11 - Fidelity Advisor® International Capital Appreciation Fund - Fidelity Advisor International Capital Appreciation Fund-Class A
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(13.10%)
Annual Return 2012	25.73%
Annual Return 2013	21.30%
Annual Return 2014	2.57%
Annual Return 2015	2.70%
Annual Return 2016	(3.40%)
Annual Return 2017	35.50%
Annual Return 2018	(13.07%)
Annual Return 2019	32.36%
Annual Return 2020	21.90%